Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening goodwill	$ 253,393	$ 175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$ 315,441	$ 253,393